Taxes - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 809,389	$ 263,131
Value added tax payable	306,183	1,627
Other taxes payable	8,001	6,665
Total taxes payable	$ 1,123,573	$ 271,423